Summary of Significant Accounting Policies - Intangible Assets Subject to Amortization (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets
Impairment of finite lived intangible assets	$ 0	$ 0	$ 0
Software
Finite-Lived Intangible Assets
Impairment of finite lived intangible assets				$ 400,000